Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.
The following table summarizes the Company’s transactions with related parties during the years ended December 31, 2024 and 2023:

	Years Ended		Balance receivable (payable) as of
Transaction	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Consulting fees (1)	$3,975	$915
Travel and reimbursement (2)	28	45
Rent expense (3)	236	—
Platform fees (4)(5)	3,274	2,069
Senior Secured Notes - 2026 (6)	883	886	$10,000	$10,000
	$8,396	$3,915	$10,000	$10,000

(1)Consulting fees relate to real estate management and general advisory services provided by (i) Frontline Real Estate Partners, LLC, a company controlled by Mitchell Kahn, a Board member, (ii) Measure 8 Venture Management, LLC (“Measure 8”), an investment company controlled by Boris Jordan, CEO, Chairman and control person of the Company (including funds managed by Measure 8), (iii) Architecture & Engineering Solutions, LLC, a company controlled by an immediate family member of Luke Flood, a senior vice president of the Company and (iv) PNP Construction LLC, a company controlled by an immediate family member of Karim Bouaziz, a former senior vice president of the Company. There are on-going contractual commitments related to these transactions. Consulting fees incurred for Architecture & Engineering Solutions, LLC and PNP Construction LLC were $0.2 million and $3.8 million for the year ended December 31, 2024, respectively. No fees were paid to Frontline Real Estate Partners, LLC or Measure 8 during the year ended December 31, 2024. Consulting fees incurred for Frontline Real Estate Partners, LLC and Measure 8 were $0.4 million each for the year ended December 31, 2023. No consulting fees were incurred for Architecture & Engineering Solution, LLC and PNP Construction during the year ended December 31, 2023.
(2)Travel and reimbursement relate to payments made to various Board members for reimbursements of expenses incurred while performing their duties in that capacity.
(3)Rent expense relates to a lease between GR Companies, Inc. and FREP Elm Place II, LLC, a company owned in part by Mitchell Kahn, a Board member. There are on-going contractual commitments related to the lease arrangement.
(4)Leaf Trade and Sweed provide Curaleaf with their B2B platform for the Company’s wholesale operations in exchange for fees to use the platform. Measure 8 acquired a 6.19% stake in High Tech Holdings, Inc. (“High Tech Holdings”), the parent holding company of Leaf Trade and Sweed, and received a seat on the board of directors of High Tech Holdings.
(5)Platform fees for Fyllo. Mitchell Kahn, a Board member, is also on Fyllo’s board of directors.
(6)Baldwin Holdings, LLC (“Baldwin Holdings”), in which Joseph F. Lusardi, the Company’s Executive Vice Chairman, owns a direct equity interest, holds $10 million of the Company’s Senior Secured Notes - 2026; and therefore, a portion of interest expense recognized by the Company under the Senior Secured Notes - 2026 is attributable to Baldwin Holdings. The Senior Secured Notes – 2026 contain certain repayment and interest components that represent on-going contractual commitments.